Other Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure Of Information About Total Provisions [Text Block]
Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	253,757	242,545	244,630	331,957
Others	2,402,383	137,413	2,300,343	119,122
Total	2,656,140	379,958	2,544,973	451,079

Reconciliation Of Changes In Other Provisions [Text Block]
The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2021	538,388	2,934,595	3,472,983
As of December 31, 2021
Incorporated	453,743	206,154	659,897
Used	(381,509)	(710,808)	(1,092,317)
Released	(21,000)	(25,415)	(46,415)
Conversion effect	(13,035)	14,939	1,904
Changes	38,199	(515,130)	(476,931)
As of December 31, 2021	576,587	2,419,465	2,996,052
As of December 31, 2022
Incorporated	507,989	308,194	816,183
Used	(312,708)	(206,154)	(518,862)
Released	(97,685)	-	(97,685)
Conversion effect	(177,881)	18,291	(159,590)
Changes	(80,285)	120,331	40,046
As of December 31, 2022	496,302	2,539,796	3,036,098

(1)	See Note 35 - Contingencies and commitments .

Maturity Provisions [Text Block]

The maturities of provisions as of  December 31, 2022, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	253,757	2,402,383	2,656,140
Between one and five years	198,070	137,413	335,483
Over five years	44,475	-	44,475
Total	496,302	2,539,796	3,036,098

The maturities of provisions as of December 31, 2021, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	244,630	2,300,343	2,544,973
Between one and five years	221,962	119,122	341,084
Over five years	109,995	-	109,995
Total	576,587	2,419,465	2,996,052